Artisan Focus Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	104 Months Ended
	Nov. 13, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent				14.87%
ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent		19.89%	10.77%	17.76%
Performance Inception Date	Apr. 24, 2017
ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		18.01%	8.14%	15.08%
ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.80%	7.26%	13.43%
ETF Shares | S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%